Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 16, 2024 $ / shares	Feb. 14, 2024 $ / shares	Feb. 12, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant our annual equity awards during the first calendar quarter of the year, following a pre-scheduled meeting of the board or compensation committee. In addition, new hires receive equity awards on the second Monday of the month following their employment commencement. During 2024, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The following table presents information regarding stock options issued to our NEOs during 2024 in any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information:
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Non-Public
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Non-Public
Information

Jay T. Backstrom	2/12/2024	285,715	$15.75	$12.10	2.3871%(1)
Mo Qatanani	2/12/2024	94,285	$15.75	$12.10	2.3871%(2)
Jing L. Marantz	2/12/2024	97,145	$15.75	$12.10	2.3871%(3)

(1)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

(2)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

(3)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

Award Timing Method
We grant our annual equity awards during the first calendar quarter of the year, following a pre-scheduled meeting of the board or compensation committee. In addition, new hires receive equity awards on the second Monday of the month following their employment commencement. During 2024, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our NEOs during 2024 in any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information:
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Non-Public
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Non-Public
Information

Jay T. Backstrom	2/12/2024	285,715	$15.75	$12.10	2.3871%(1)
Mo Qatanani	2/12/2024	94,285	$15.75	$12.10	2.3871%(2)
Jing L. Marantz	2/12/2024	97,145	$15.75	$12.10	2.3871%(3)

(1)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

(2)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

(3)
Based on closing prices of the Company’s common stock of $15.50 on February 14, 2024 and $15.87 on February 16, 2024.

Jay Backstrom
Awards Close in Time to MNPI Disclosures
Name				Jay T. Backstrom
Underlying Securities				285,715
Exercise Price				$ 15.75
Fair Value as of Grant Date | $				$ 12.1
Underlying Security Market Price Change				2.3871
Share Price		$ 15.87	$ 15.5
Mo Qatanani
Awards Close in Time to MNPI Disclosures
Name				Mo Qatanani
Underlying Securities				94,285
Exercise Price				$ 15.75
Fair Value as of Grant Date | $				$ 12.1
Underlying Security Market Price Change				2.3871
Share Price		15.87	15.5
Jing L. Marantz [Member]
Awards Close in Time to MNPI Disclosures
Name				Jing L. Marantz
Underlying Securities				97,145
Exercise Price				$ 15.75
Fair Value as of Grant Date | $				$ 12.1
Underlying Security Market Price Change				2.3871
Share Price		$ 15.87	$ 15.5